                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CR Intrinsic Investors, LLC
Address:   72 Cummings Point Road
           Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                    Stamford, Connecticut   February 14, 2007
-----------------------------------   ---------------------   ------------------
[Signature]                           [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           97*
Form 13F Information Table Value Total:   $1,265,253
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1     28-5608                S.A.C. Capital Management, LLC
2     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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                                    FORM 13F

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF             VALUE  SHRS OR PRN                   INVESTMENT     OTHER     VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   [X$1000]     AMT     SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABITIBI-CONSOLIDATED INC      Common    003924107      256     100,000 SHRS            Shared-Defined      1,2          100,000
ADAMS RESPIRATORY THERAPEUTI  Common    00635P107    7,497     183,700 SHRS            Shared-Defined      1,2          183,700
ADVENTRX PHARMACEUTICALS INC  Common    00764X103    3,983   1,350,000 SHRS            Shared-Defined      1,2        1,350,000
ALKERMES INC                  Common    01642T108    2,685     200,800 SHRS            Shared-Defined      1,2          200,800
ALLIS CHALMERS ENERGY INC     Common    019645506    1,152      50,000 SHRS            Shared-Defined      1,2           50,000
AMERICA MOVIL S A DE C V      Common    02364W105    3,392      75,000 SHRS            Shared-Defined      1,2           75,000
ANDERSONS INC                 Common    034164103   21,246     501,200 SHRS            Shared-Defined      1,2          501,200
ARMSTRONG WORLD INDS INC NEW  Common    04247X102    1,483      34,985 SHRS            Shared-Defined      1,2           34,985
ATHEROGENICS INC              Option    047439904    1,734     175,000        CALL     Shared-Defined      1,2          175,000
ATLAS AMER INC                Common    049167109   19,975     391,897 SHRS            Shared-Defined      1,2          391,897
BARRIER THERAPEUTICS INC      Common    06850R108      996     132,100 SHRS            Shared-Defined      1,2          132,100
BAUSCH & LOMB INC             Option    071707903    5,206     100,000        CALL     Shared-Defined      1,2          100,000
BENTLEY PHARMACEUTICALS INC   Common    082657107    1,088     107,000 SHRS            Shared-Defined      1,2          107,000
BENTLEY PHARMACEUTICALS INC   Option    082657907    1,065     104,700        CALL     Shared-Defined      1,2          104,700
BLOCKBUSTER INC               Common    093679108    1,852     350,000 SHRS            Shared-Defined      1,2          350,000
BRISTOL MYERS SQUIBB CO       Common    110122108    5,264     200,000 SHRS            Shared-Defined      1,2          200,000
CAMBREX CORP                  Common    132011107   12,603     554,700 SHRS            Shared-Defined      1,2          554,700
CARDIOME PHARMA CORP          Common    14159U202    5,575     500,000 SHRS            Shared-Defined      1,2          500,000
CAREMARK RX INC               Common    141705103   52,181     913,700 SHRS            Shared-Defined      1,2          913,700
CARMAX INC                    Common    143130102    1,341      25,000 SHRS            Shared-Defined      1,2           25,000
CENVEO INC                    Common    15670S105   10,801     509,500 SHRS            Shared-Defined      1,2          509,500
CHARTER COMMUNICATIONS INC D  Common    16117M107   13,311   4,350,000 SHRS            Shared-Defined      1,2        4,350,000
CITIGROUP INC                 Common    172967101    2,785      50,000 SHRS            Shared-Defined      1,2           50,000
CLAIRES STORES INC            Common    179584107   14,830     447,500 SHRS            Shared-Defined      1,2          447,500
CONOR MEDSYSTEMS INC          Common    208264101    9,399     300,000 SHRS            Shared-Defined      1,2          300,000
CRYSTALLEX INTL CORP          Common    22942F101    3,620   1,000,000 SHRS            Shared-Defined      1,2        1,000,000
CYPRESS BIOSCIENCES INC       Option    232674907    1,163     150,000        CALL     Shared-Defined      1,2          150,000
DR REDDYS LABS LTD            Option    256135953    1,614      88,700        PUT      Shared-Defined      1,2           88,700
EXCO RESOURCES INC            Common    269279402   15,919     941,400 SHRS            Shared-Defined      1,2          941,400
ELAN PLC                      Common    284131208   44,702   3,030,650 SHRS            Shared-Defined      1,2        3,030,650
ELAN PLC                      Option    284131908   15,119   1,025,000        CALL     Shared-Defined      1,2        1,025,000
ELECTRONICS FOR IMAGING INC   Common    286082102    9,303     350,000 SHRS            Shared-Defined      1,2          350,000
ENDEAVOR ACQUISITION CORP     Common    292577103    1,384     150,600 SHRS            Shared-Defined      1,2          150,600
ENDEAVOR ACQUISITION CORP     Warrant   292577111      299     100,000 SHRS            Shared-Defined      1,2          100,000
EQUITABLE RES INC             Common    294549100   38,848     930,500 SHRS            Shared-Defined      1,2          930,500
FIBERTOWER CORP               Common    31567R100    8,820   1,500,000 SHRS            Shared-Defined      1,2        1,500,000
FORD MTR CO DEL               Common    345370860    1,127     150,000 SHRS            Shared-Defined      1,2          150,000
FRONTIER OIL CORP             Common    35914P105   14,370     500,000 SHRS            Shared-Defined      1,2          500,000
GAMMON LAKE RES INC           Common    364915108   23,964   1,470,000 SHRS            Shared-Defined      1,2        1,470,000
GOOGLE INC                    Common    38259P508    3,454       7,500 SHRS            Shared-Defined      1,2            7,500
HARRAHS ENTMT INC             Common    413619107   63,421     766,700 SHRS            Shared-Defined      1,2          766,700
HEALTH MGMT ASSOC INC NEW     Common    421933102    6,084     288,200 SHRS            Shared-Defined      1,2          288,200
ICON PUB LTD CO               Common    45103T107    4,529     120,125 SHRS            Shared-Defined      1,2          120,125
INDEVUS PHARMACEUTICALS INC   Option    454072959    1,420     200,000        PUT      Shared-Defined      1,2          200,000
INPHONIC INC                  Common    45772G105    6,100     550,000 SHRS            Shared-Defined      1,2          550,000
INTERPHARM HLDGS INC          Common    460588106      620     303,800 SHRS            Shared-Defined      1,2          303,800

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
INTRALASE CORP                Common    461169104    1,018      45,500 SHRS            Shared-Defined      1,2           45,500
INVERNESS MED INNOVATIONS IN  Common    46126P106    1,800      46,500 SHRS            Shared-Defined      1,2           46,500
ISHARES TR                    Option    464287955   39,015     500,000        PUT      Shared-Defined      1,2          500,000
LEVEL 3 COMMUNICATIONS INC    Common    52729N100    2,800     500,000 SHRS            Shared-Defined      1,2          500,000
MRV COMMUNICATIONS INC        Common    553477100    2,213     625,000 SHRS            Shared-Defined      1,2          625,000
MANNKIND CORP                 Option    56400P901    1,649     100,000        CALL     Shared-Defined      1,2          100,000
MERGE TECHNOLOGIES INC        Common    589981109    3,561     542,800 SHRS            Shared-Defined      1,2          542,800
MICRON TECHNOLOGY INC         Common    595112103    1,396     100,000 SHRS            Shared-Defined      1,2          100,000
MIRANT CORP NEW               Common    60467R100  136,698   4,330,000 SHRS            Shared-Defined      1,2        4,330,000
MOVE INC COM                  Common    62458M108    1,929     350,000 SHRS            Shared-Defined      1,2          350,000
NII HLDGS INC                 Common    62913F201   57,996     900,000 SHRS            Shared-Defined      1,2          900,000
NMT MED INC                   Common    629294109    4,736     350,000 SHRS            Shared-Defined      1,2          350,000
NRG ENERGY INC                Common    629377508  116,064   2,072,200 SHRS            Shared-Defined      1,2        2,072,200
NEKTAR THERAPEUTICS           Common    640268108    6,084     400,000 SHRS            Shared-Defined      1,2          400,000
NEKTAR THERAPEUTICS           Option    640268908    4,563     300,000        CALL     Shared-Defined      1,2          300,000
99 CENTS ONLY STORES          Common    65440K106    3,316     272,500 SHRS            Shared-Defined      1,2          272,500
NTELOS HLDGS CORP             Common    67020Q107    1,532      85,700 SHRS            Shared-Defined      1,2           85,700
OSI PHARMACEUTICALS INC       Common    671040103   46,929   1,341,600 SHRS            Shared-Defined      1,2        1,341,600
PACIFIC SUNWEAR CALIF INC     Common    694873100   14,685     750,000 SHRS            Shared-Defined      1,2          750,000
PAR PHARMACEUTICAL COS INC    Common    69888P106   13,702     612,500 SHRS            Shared-Defined      1,2          612,500
PARLUX FRAGRANCES INC         Common    701645103    1,844     331,000 SHRS            Shared-Defined      1,2          331,000
PATHMARK STORES INC NEW       Common    70322A101   11,708   1,050,000 SHRS            Shared-Defined      1,2        1,050,000
PENWEST PHARMACEUTICALS CO    Common    709754105    1,854     111,567 SHRS            Shared-Defined      1,2          111,567
PHELPS DODGE CORP             Common    717265102   27,380     228,700 SHRS            Shared-Defined      1,2          228,700
PHELPS DODGE CORP             Option    717265902   83,984     701,500        CALL     Shared-Defined      1,2          701,500
QUALCOMM INC                  Common    747525103   29,287     775,000 SHRS            Shared-Defined      1,2          775,000
REALOGY CORP                  Common    75605E100    6,064     200,000 SHRS            Shared-Defined      1,2          200,000
REGAL ENTMT GROUP             Common    758766109   13,385     627,825 SHRS            Shared-Defined      1,2          627,825
REVLON INC                    Common    761525500      256     200,000 SHRS            Shared-Defined      1,2          200,000
RYERSON INC                   Common    78375P107    6,273     250,000 SHRS            Shared-Defined      1,2          250,000
SALIX PHARMACEUTICALS INC     Option    795435956      950      78,100        PUT      Shared-Defined      1,2           78,100
SAVVIS INC                    Common    805423308   15,052     421,500 SHRS            Shared-Defined      1,2          421,500
SHIRE PLC                     Common    82481R106    5,003      81,000 SHRS            Shared-Defined      1,2           81,000
SILVER STD RES INC            Common    82823L106    1,537      50,000 SHRS            Shared-Defined      1,2           50,000
SMITH MICRO SOFTWARE INC      Common    832154108    2,568     181,000 SHRS            Shared-Defined      1,2          181,000
SPRINT NEXTEL CORP            Common    852061100    1,889     100,000 SHRS            Shared-Defined      1,2          100,000
SUN MICROSYSTEMS INC          Common    866810104    1,556     287,100 SHRS            Shared-Defined      1,2          287,100
TAKE-TWO INTERACTIVE SOFTWAR  Common    874054109   16,863     949,474 SHRS            Shared-Defined      1,2          949,474
TELIK INC                     Option    87959M959    1,329     300,000        PUT      Shared-Defined      1,2          300,000
TEVA PHARMACEUTICAL INDS LTD  Option    881624909    4,662     150,000        CALL     Shared-Defined      1,2          150,000
THERMO FISHER SCIENTIFIC INC  Common    883556102    1,812      40,000 SHRS            Shared-Defined      1,2           40,000
TIME WARNER TELECOM INC       Common    887319101   10,962     550,000 SHRS            Shared-Defined      1,2          550,000
TITAN INTL INC ILL            Common    88830M102    8,564     425,000 SHRS            Shared-Defined      1,2          425,000
TRONOX INC                    Common    897051108    1,519      95,000 SHRS            Shared-Defined      1,2           95,000
VARIAN INC                    Common    922206107    8,958     200,000 SHRS            Shared-Defined      1,2          200,000
WEBSTER FINL CORP CONN        Common    947890109   17,627     361,800 SHRS            Shared-Defined      1,2          361,800
WESTERN UN CO                 Common    959802109    1,121      50,000 SHRS            Shared-Defined      1,2           50,000
XEROX CORP                    Common    984121103      509      30,000 SHRS            Shared-Defined      1,2           30,000
CENTRAL EUROPEAN MEDIA ENTRP  Common    G20045202    6,265      89,500 SHRS            Shared-Defined      1,2           89,500
GENERAL MARITIME CORP         Common    Y2692M103    7,038     200,000 SHRS            Shared-Defined      1,2          200,000
TEEKAY SHIPPING MARSHALL ISL  Common    Y8564W103   38,168     875,000 SHRS            Shared-Defined      1,2          875,000